CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jul. 31, 2026	Apr. 24, 2026	Apr. 25, 2025
Current assets:
Cash and cash equivalents	$ 207	$ 298	$ 11
Accounts receivable, less allowance for credit losses of $26 and $46, respectively	180	200	570
Due from Medtronic	602	455	0
Inventories	356	341	311
Other current assets	72	54	48
Total current assets	1,417	1,348	939
Property, plant, and equipment, net	736	711	706
Goodwill	2,255	2,256	2,255
Other intangible assets, net	100	107	132
Tax assets	58	61	19
Other assets	152	147	150
Total assets	4,718	4,630	4,201
Current liabilities:
Accounts payable	251	163	205
Accrued compensation	126	163	182
Accrued rebates	42	45	51
Total current liabilities	782	702	710
Other liabilities	316	317	162
Total liabilities	1,098	1,019	871
Commitments and contingencies (Note 12)
Stockholders’ equity:
Common stock, par value $0.01, 1,000,000,000 shares authorized at April 24, 2026, 280,819,988 and no shares issued and outstanding, at April 24, 2026 and April 25, 2025, respectively	3	3	0
Preferred stock, par value $0.01, 100,000,000 shares authorized, none issued and outstanding	0	0	0
Additional paid-in capital	3,747	3,736	0
Retained earnings (Accumulated deficit)	(116)	(116)	0
Net parent investment		0	3,328
Accumulated other comprehensive income	(14)	(12)	3
Total stockholders’ equity	3,620	3,611	3,330
Noncontrolling interests		0	0
Total equity		3,611	3,330
Total liabilities and stockholders’ equity	4,718	4,630	4,201
Due to Medtronic
Current liabilities:
Other accrued expenses	178	137	0
Nonrelated Party
Current liabilities:
Other accrued expenses	$ 185	$ 194	$ 271